Note 1 - Description of Business (FY) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2021 Subsidiary $ / shares	Dec. 31, 2020 Subsidiary $ / shares	Feb. 19, 2021 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Number of Subsidiaries | Subsidiary			2	2
Stock Issued During Period, Shares, New Issues (in shares) | shares		1,515,878
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 5.62	$ 7.28		$ 8.89	$ 10.90
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 8.75
Subsequent Event [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 8.75
Warrants and Rights Outstanding, Term (Year)					5 years
Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 7
Proceeds from Issuance of Common Stock | $	$ 14,000
Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 7
Proceeds from Issuance of Common Stock | $	$ 14,000
Merger Sub [Member]
Business Acquisition, Percentage of Voting Interests Acquired			43.00%	39.00%
Merger Sub [Member] | Cytocom [Member]
Business Acquisition, Percentage of Voting Interests Acquired			57.00%	61.00%
BioLab 612 [Member]
Number of Wholly Owned Subsidiaries | Subsidiary			1	1
GPI [Member]
Equity Method Investment, Ownership Percentage			50.00%	50.00%